Schedule of Investments (unaudited) June 30, 2019	iShares® International Preferred Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Australia — 0.9%
Brookfield Infrastructure Partners LP, Series 7, 5.00%(a)	22,064	$386,489

Canada — 83.4%
AltaGas Ltd., Series K, 5.00%(a)	22,055	342,112
Bank of Montreal
Series 27, 4.00%(a)	36,798	510,821
Series 29, 3.90%(a)	29,422	386,815
Series 31, 3.80%(a)	22,122	287,116
Series 38, 4.85%
(5 year Canadian Government Bond + 4.060%)(a)	44,188	864,316
Series 40, 4.50%(a)	36,813	639,209
Series 42, 4.40%
(5 year Canadian Government Bond + 3.170%)(a)	29,435	495,332
Series 44, 4.85%(a)	29,435	467,401
Bank of Nova Scotia (The)
Series 32, 2.06%
(5 year Canadian Government Bond + 1.340%)(a)	20,518	378,564
Series 34, 5.50%
(5 year Canadian Government Bond + 4.510%)(a)	25,757	508,143
Series 38, 4.85%(a)	36,818	723,822
Series 40, 4.85%
(5 year Canadian Government Bond + 2.430%)(a)	22,062	354,545
BCE Inc., Series AK, 2.95%
(5 year Canadian Government Bond + 1.880%)(a)	41,835	435,078
Brookfield Asset Management Inc.
Series 32, 5.06%
(5 year Canadian Government Bond + 2.900%)(a)	22,025	320,072
Series 44, 5.00%(a)	18,280	358,396
Series 46, 4.80%(a)	21,875	409,293
Series 48, 4.75%(a)	22,065	394,950
Brookfield Office Properties Inc.
Series EE, 5.10%(a)	20,218	341,002
Series GG, 4.85%(a)	20,278	305,702
Series T, 5.38%
(5 year Canadian Government Bond + 3.160%)(a)	18,435	261,130
Brookfield Renewable Partners LP, 5.75%(a)	12,904	245,490
Canadian Imperial Bank of Commerce 5.20%(a)	16,900	315,432
Series 39, 3.90%(a)	22,422	295,128
Series 41, 3.75%(a)	15,122	192,215
Series 45, 4.40%(a)	51,917	867,700
Series 47, 4.50%(a)	26,116	385,520
Emera Inc.
Series C, 4.72%
(5 year Canadian Government Bond + 2.650%)(a)	18,435	267,479
Series H, 4.90%(a)	22,065	411,666
Enbridge Inc.
Series 03, 4.00%(a)	31,192	356,855
Series 09, 4.40%
(5 year Canadian Government Bond + 2.660%)(a)	14,336	176,519
Series 11, 4.40%(a)	25,986	319,766
Series 13, 4.40%(a)	18,246	226,059
Series 15, 4.40%(a)	14,336	178,274
Series 17, 5.15%(a)	39,044	742,486
Series 19, 4.90%(a)	26,006	431,062
Series B, 3.42%
(5 year Canadian Government Bond + 2.400%)(a)	23,811	273,141
Series D, 4.46%
(5 year Canadian Government Bond + 2.370%)(a)	23,459	286,876

Security	Shares	Value

Canada (continued)
Series F, 4.69%
(5 year Canadian Government Bond + 2.510%)(a)	25,988	$330,928
Series H, 4.38%
(5 year Canadian Government Bond + 2.120%)(a)	18,246	217,821
Series N, 5.09%
(5 year Canadian Government Bond + 2.650%)(a)	23,388	314,465
Series P, 4.38%
(5 year Canadian Government Bond + 2.500%)(a)	20,852	255,953
Series R, 4.07%(a)	20,852	251,165
Fairfax Financial Holdings Ltd.
Series K, 4.67%
(5 year Canadian Government Bond + 3.510%)(a)	17,513	252,359
Series M, 4.75%(a)	16,960	272,165
Fortis Inc./Canada, Series M, 4.10%(a)	44,173	587,847
Husky Energy Inc., Series 03, 4.50%(a)	18,435	263,387
Industrial Alliance Insurance & Financial Services Inc.,
Series G, 3.78%
(5 year Canadian Government Bond + 2.850%)(a)	18,435	278,623
Intact Financial Corp., Series 7, 4.90%(a)	18,435	284,972
Kinder Morgan Canada Ltd.
Series 1, 5.25%(a)	22,065	388,195
Series 3, 5.20%(a)	18,378	320,657
Manulife Financial Corp.
Series 17, 3.90%(a)	25,736	332,840
Series 21, 5.60%(a)	31,287	622,268
Series 23, 4.85%(a)	34,972	640,428
Series 25, 4.70%
(5 year Canadian Government Bond + 2.550%)(a)	18,435	271,711
National Bank of Canada
Series 30, 4.03%(a)	20,736	280,077
Series 32, 3.90%(a)	17,122	215,540
Series 34, 5.60%(a)	25,444	507,225
Series 36, 5.40%
(5 year Canadian Government Bond + 4.660%)(a)	25,443	501,948
Series 40, 4.60%(a)	17,055	258,941
Series 42, 4.95%(a)	17,059	277,409
Pembina Pipeline Corp.
Series 01, 4.91%
(5 year Canadian Government Bond + 2.470%)(a)	18,435	234,185
Series 05, 4.57%
(5 year Canadian Government Bond + 3.000%)(a)	18,435	253,653
Series 13, 5.75%(a)	18,383	361,822
Royal Bank of Canada
Series AZ, 3.70%(a)	36,796	499,530
Series BB, 3.90%(a)	36,798	504,908
Series BD, 3.60%(a)	44,178	675,137
Series BK, 5.50%(a)(b)	53,394	1,061,955
Series BM, 5.50%
(5 year Canadian Government Bond + 4.800%)(a)	55,235	1,107,025
Series BO, 4.80%(a)	25,746	417,689
Sun Life Financial Inc., Series 04, 4.45%	22,058	352,624
TC Energy Corp.
2.26%(a)	23,438	216,668
3.27%(a)	17,509	184,503
3.90%(a)	44,163	554,255
4.25%(a)	33,103	404,557
4.90%(a)	73,593	1,407,940
5.50%(a)	36,818	733,683

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® International Preferred Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Toronto-Dominion Bank (The) 5.20%(a)	17,400	$329,558
Series 01, 3.90%(a)	24,885	333,260
Series 03, 3.80%(a)	24,886	337,463
Series 05, 3.75%(a)	24,886	333,845
Series 07, 3.60%(a)	17,471	274,616
Series 09, 3.70%
(5 year Canadian Government Bond + 2.870%)(a)	9,984	156,245
Series 12, 5.50%(a)	34,890	695,264
Series 14, 4.85%(a)	49,855	980,504
Series 16, 4.50%
(5 year Canadian Government Bond + 3.010%)(a)	17,471	294,804
Series 18, 4.70%
(5 year Canadian Government Bond + 2.700%)(a)	17,401	279,508
Series 20, 4.75%(a)	19,967	314,460
Westcoast Energy Inc., Series 12, 5.20%
(5 year Canadian Government Bond + 4.520%)(a)	22,069	434,878

		36,416,950

Singapore — 1.1%
City Developments Ltd., Preference Shares(a)	609,729	496,184

Sweden — 2.5%
Klovern AB, Preference Shares	30,314	1,107,590

United Kingdom — 9.2%
Aviva PLC
8.38%	184,348	330,814
8.75%	184,348	335,506
Balfour Beatty PLC, 9.68%(c)	206,469	277,226
Doric Nimrod Air Three Ltd., Preference Shares	405,565	443,900
Doric Nimrod Air Two Ltd., Preference Shares	318,460	749,813

Security	Shares	Value

United Kingdom (continued)
Ecclesiastical Insurance Group PLC, 8.63%	196,238	$384,618
General Accident PLC
7.88%	202,782	331,634
8.88%	258,087	469,708
Raven Property Group Ltd., 12.00%	182,047	306,991
RSA Insurance Group PLC, 7.38%	230,434	365,125

		3,995,335

Total Preferred Stocks — 97.1% (Cost: $48,034,465)		42,402,548

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	19,876	19,876

Total Short-Term Investments — 0.1% (Cost: $19,876)		19,876

Total Investments in Securities — 97.2% (Cost: $48,054,341)		42,422,424

Other Assets, Less Liabilities — 2.8%		1,226,810

Net Assets — 100.0%		$43,649,234

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Convertible preferred stock.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$2	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	75,146	(55,270)	19,876	19,876	219		—	—

				$19,876	$221		$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® International Preferred Stock ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Preferred Stocks	$42,402,548	$—	$—	$42,402,548
Money Market Funds	19,876	—	—	19,876

	$42,422,424	$—	$—	$42,422,424

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